POST-EMPLOYMENT BENEFITS - Benefit Obligation and Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ 46	€ 52	€ 53
Past service cost	3	0	(3)
Interest costs (income) on defined benefit obligation	1	1	3
Return on plan assets (greater)/less than discount rate	(203)	118	(121)
Administrative expenses	2	2	2
Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net benefit obligation (asset)	1,872	1,969
Service cost	46	52
Past service cost	3	0
Interest costs (income) on defined benefit obligation	44	42
Plan participants contribution	(26)	(47)
Actuarial loss/(gain) - experience	(13)	(5)
Actuarial loss/(gain) - demographic assumptions	11	(35)
Actuarial loss/(gain) - financial assumptions	284	(80)
Benefit payments	(111)	(110)
Administrative expenses	2	2
Currency translation adjustment	72	(10)
Net benefit obligation (asset)	2,236	1,872	1,969
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net benefit obligation (asset)	1,804	1,898
Interest costs (income) on defined benefit obligation	(43)	(41)
Return on plan assets (greater)/less than discount rate	203	(118)
Plan participants contribution	26	47
Employer contributions	61	56
Benefit payments	(111)	(110)
Currency translation adjustment	(70)	10
Net benefit obligation (asset)	€ 2,096	€ 1,804	€ 1,898